LEASE LIABILITIES	12 Months Ended
Dec. 31, 2024
LEASE LIABILITIES
LEASE LIABILITIES

23.LEASE LIABILITIES

	As at	As at
	December 31,	December 31,
	2023	2024
	USD’000	USD’000
Lease liabilities payable:
Within one year	38,998	41,407
Within a period of more than one year but not exceeding two years	34,180	34,843
Within a period of more than two years but not exceeding five years	72,807	73,725
Within a period of more than five years	56,960	62,651
	202,945	212,626
Less: Amounts due for settlement within one year shown under current liabilities	38,998	41,407
Amounts due for settlement after one year shown under non-current liabilities	163,947	171,219

The incremental borrowing rates applied to lease liabilities range from 0.77% to 9.50% (2023: 1.48% to 8.91%) per annum as at December 31, 2024.

Key sources of estimation uncertainty

Determination on discount rates of lease contracts

The Group applies incremental borrowing rates as the discount rates of lease liabilities, which require financing spread adjustments and lease specific adjustments based on the relevant market rates. The assessments of the adjustments in determining the discount rates involved management judgment, which may significantly affect the amount of lease liabilities and right-of-use assets. As at December 31, 2023 and 2024, the carrying amounts of right-of-use assets are USD167,641,000 and USD185,514,000 respectively and the carrying amounts of lease liabilities are USD202,945,000 and USD212,626,000 respectively.